Short-term Debt - Schedule of Short-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Debt Disclosure [Abstract]
Bank indebtedness		$ 0.0		$ 0.2
Commercial paper	$ 299.5	389.0	$ 839.5	1,145.2
Project financing		71.0		64.5
Short-term debt		$ 460.0		$ 1,209.9